Fair Value Measurements - Measurement Inputs (Detail) - Montes Archimedes Acquisition Corp. - Fair Value, Inputs, Level 3 [Member]	Mar. 31, 2021	Oct. 09, 2020
Volatility
Measurement input	0.149	0.225
Risk-free rate
Measurement input	0.0101	0.0039
Dividend yield
Measurement input	0.000	0.000
Exercise price
Measurement input	11.50
Stock Price
Measurement input	9.78